[Janus Capital Letterhead]

February 12, 2018

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS ASPEN SERIES (the “Registrant”)

1933 Act File No. 033-63212

1940 Act File No. 811-07736

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 83 and Amendment No. 85 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) that relates to the annual update to the Registrant’s Registration Statement. The Registrant is filing the Amendment pursuant to Rule 485(a)(1) under the 1933 Act.

The following prospectuses and statements of additional information (“SAIs”) are included in this filing:

Combined Portfolios Prospectus - Institutional Shares	Combined Portfolios SAI - Institutional Shares

Combined Portfolios Prospectus - Service Shares	Combined Portfolios SAI - Service Shares

Janus Henderson Global Allocation Portfolio – Moderate Prospectus - Institutional Shares	Janus Henderson Global Allocation Portfolio – Moderate SAI - Institutional Shares
Janus Henderson Global Allocation Portfolio – Moderate Prospectus - Service Shares	Janus Henderson Global Allocation Portfolio – Moderate SAI - Service Shares
Janus Henderson Global Unconstrained Bond Portfolio Prospectus - Institutional Shares	Janus Henderson Global Unconstrained Bond Portfolio SAI - Institutional Shares
Janus Henderson Global Unconstrained Bond Portfolio Prospectus - Service Shares	Janus Henderson Global Unconstrained Bond Portfolio SAI - Service Shares

The Registrant respectfully requests selective review of the Amendment. For your convenience, the Registrant has marked the individual prospectuses and SAIs comprising the Amendment as follows:

•	All disclosure is cumulatively marked against similar disclosure in the prospectuses and SAIs dated May 1, 2017 and as supplemented June 5, 2017.

As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(1) of the 1933 Act, the Amendment is scheduled to become effective on April 30, 2018.

If you have any questions regarding this filing, please call me at (303) 394-7310.

Respectfully,

/s/ Mary Clarke-Pearson

Mary Clarke-Pearson

Legal Counsel

Enclosures (via EDGAR)

cc:	Kathryn Santoro, Esq.

Deborah O’Neal-Johnson